Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,147	$ 1,962
Warranty and campaign programs	908	1,020	$ 1,111
Marketing and sales incentive programs	1,166	1,413
Tax payables	528	680
Accrued expenses and deferred income	577	731
Accrued employee benefits	572	669
Legal reserves and other provisions	389	410
Contract reserve	396	390
Restructuring reserve	51	95	$ 77	$ 155
Other	736	689
Total	$ 7,470	$ 8,059